Contractual Obligations, Commitments and Contingencies - Summary of Duration of Guarantees and Commitments (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Guarantees [Line Items]
Guarantees issued in favor of clients	$ 403.1	$ 534.4	$ 562.3
Other guarantees and commitments issued	111.8	203.1	197.3
Guarantees issued in favor of banks	22.3		23.2
Total	537.2	$ 737.5	$ 782.8
Less than 1 Year [Member]
Disclosure Of Guarantees [Line Items]
Guarantees issued in favor of clients	262.8
Other guarantees and commitments issued	54.7
Guarantees issued in favor of banks	22.3
Total	339.8
2 - 3 Years [member]
Disclosure Of Guarantees [Line Items]
Guarantees issued in favor of clients	59.6
Other guarantees and commitments issued	33.2
Total	92.8
4-5 Years [Member]
Disclosure Of Guarantees [Line Items]
Guarantees issued in favor of clients	80.7
Other guarantees and commitments issued	21.3
Total	102.0
After 5 years [member]
Disclosure Of Guarantees [Line Items]
Other guarantees and commitments issued	2.6
Total	$ 2.6